Exhibit 99.2

Data Comparison

Run Date - 8/24/2021

Deal Loan ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
1649823		Number Of Units	3	1	2	200.00%	Per the appraisal the subject property was a 3-unit ([Redacted]).	Initial
1649825		Number Of Units	3	1	2	200.00%	Per the appraisal the subject is a 3-unit ([Redacted]).	Initial
1649829		Number Of Units	3	1	2	200.00%		Initial
1649840		Purpose of Transaction per HUD-1	Cash Out	Refinance			The subject loan is a cash out transaction.	Initial